Long-Term Debt (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Unsecured loans, representing obligations principally to banks and an insurance company JPY (¥)	Mar. 31, 2011 Unsecured loans, representing obligations principally to banks and an insurance company USD ($)	Mar. 31, 2010 Unsecured loans, representing obligations principally to banks and an insurance company JPY (¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 USD ($)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 JPY (¥)	Mar. 31, 2011 Long-term capital lease obligations JPY (¥)	Mar. 31, 2011 Long-term capital lease obligations USD ($)	Mar. 31, 2010 Long-term capital lease obligations JPY (¥)
Debt Instrument [Line Items]
Long-term debt	$ 1,211,678	¥ 100,751,000	¥ 641,000	¥ 305,000	$ 3,668	¥ 640,000	$ 1,208,022	¥ 100,447,000
Long-term capital lease obligations Due 2010 to 2016 in 2010, with interest from 0.19% to 12.43% per annum in 2010 Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011									2,191,000	26,350	2,602,000
Long-term debt and capital lease obligations	1,238,040	102,943,000	3,242,000
Less-Current portion due within one year	(13,518)	(1,124,000)	(1,497,000)
Long-term Debt and Capital Lease Obligations	$ 1,224,522	¥ 101,819,000	¥ 1,745,000